Average Annual Total Returns{- Fidelity® Value Fund} - 10.31 Fidelity Value Fund Retail PRO-07 - Fidelity® Value Fund	Fidelity Value Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Value Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Value Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Value Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Value Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	31.62%	6.43%	11.26%	30.58%	4.61%	10.16%	19.42%	4.59%	9.10%	27.06%	7.62%	12.41%